ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Credit Loss [Abstract]
Allowance for doubtful accounts	$ 0	$ 0
Accounts receivable, related party	$ 0	$ 286,272